Investments (Unconsolidated Variable Interest Entities) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Variable Interest Entity [Line Items]
Carrying Amount Asset	$ 76,597	$ 80,983
Carrying Amount Liability	79,059	83,490
Other limited partnership interests
Variable Interest Entity [Line Items]
Carrying Amount Asset	5,186	6,250
Carrying Amount Liability	7,074	8,402
Other invested assets
Variable Interest Entity [Line Items]
Carrying Amount Asset	1,604	1,720
Carrying Amount Liability	2,161	2,050
FVO and trading securities
Variable Interest Entity [Line Items]
Carrying Amount Asset	586	565
Carrying Amount Liability	586	565
Real estate joint ventures
Variable Interest Entity [Line Items]
Carrying Amount Asset	65	100
Carrying Amount Liability	82	125
Other
Variable Interest Entity [Line Items]
Carrying Amount Asset	71	92
Carrying Amount Liability	71	92
Structured securities (RMBS, CMBS, and ABS)
Variable Interest Entity [Line Items]
Carrying Amount Asset	65,824	68,427
Carrying Amount Liability	65,824	68,427
U.S. corporate and foreign corporate securities
Variable Interest Entity [Line Items]
Carrying Amount Asset	3,261	3,829
Carrying Amount Liability	$ 3,261	$ 3,829